Barclays Bank PLC parent condensed balance sheet (Narrative) (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Profit on disposal of subsidiaries, associates and joint ventures	£ 1	£ 13
Barclaycard International Payments Limited [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Profit on disposal of subsidiaries, associates and joint ventures	4
Entercard Group AB [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Profit on disposal of subsidiaries, associates and joint ventures	13
Carnegie Holdings Limited [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Profit on disposal of subsidiaries, associates and joint ventures	57
Barclays Mercantile Business Finance Limited [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Profit on disposal of subsidiaries, associates and joint ventures	11
Barclays Bank PLC [member] | Barclaycard International Payments Limited [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Proceeds from sales of investments	102
Profit on disposal of subsidiaries, associates and joint ventures	56
Barclays Bank PLC [member] | Entercard Group AB [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Proceeds from sales of investments	292
Profit on disposal of subsidiaries, associates and joint ventures	192
Barclays Bank PLC [member] | Carnegie Holdings Limited [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Proceeds from sales of investments	188
Profit on disposal of subsidiaries, associates and joint ventures	133
Barclays Bank PLC [member] | Barclays Mercantile Business Finance Limited [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Proceeds from sales of investments	154
Profit on disposal of subsidiaries, associates and joint ventures	£ 23